UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |X|; Amendment Number: |2|

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017

13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Jakubowsky
Title:    Compliance Officer
Phone:    (212) 389-8710

Signature, Place and Date of Signing:


/s/ Greg Jakubowsky                 New York, New York      February 18, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total: $ 875,092
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name

1         028-10748                     Oppenheimer Asset Management Inc.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COL 7        COLUMN 8

                                                          VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000) PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE      SHARED   NONE
--------------                --------------   -----      ------- -------   --- ----  ----------   -----  ----      ------   ----
APPLE COMPUTER INC            COM             037833100   9,685     113,470 SH            SOLE              113,470
APPLE COMPUTER INC            COM             037833100  25,054     293,540 SH        SHARED-OTHER  1       293,540
ARM HLDGS PLC                 SPONSORED ADR   042068106   9,970   2,589,583 SH            SOLE            2,589,583
ARM HLDGS PLC                 SPONSORED ADR   042068106  25,241   6,556,221 SH        SHARED-OTHER  1     6,556,221
ALTERA CORP                   COM             021441100   8,081     483,610 SH            SOLE              483,610
ALTERA CORP                   COM             021441100  22,138   1,324,850 SH        SHARED-OTHER  1     1,324,850
ATMEL CORP                    COM             049513104   1,847     590,020 SH            SOLE              590,020
ATMEL CORP                    COM             049513104   6,500   2,076,750 SH        SHARED-OTHER  1     2,076,750
AMAZON COM INC                COM             023135106   7,768     151,490 SH            SOLE              151,490
AMAZON COM INC                COM             023135103  19,547     381,180 SH        SHARED-OTHER  1       381,180
BANK OF NEW YORK MELLON CORP  COM             064058100   8,821     311,370 SH            SOLE              311,370
BANK OF NEW YORK MELLON CORP  COM             064058100  23,550     831,280 SH        SHARED-OTHER  1       831,280
BEST BUY INC                  COM             086516101   2,530      90,000 SH            SOLE               90,000
BJS WHOLESALE CLUB INC        COM             05548J106     685      20,000 SH            SOLE               20,000
BROADCOM CORP                 CL A            111320107   7,109     418,920 SH            SOLE              418,920
BROADCOM CORP                 CL A            111320107  20,731   1,221,650 SH        SHARED-OTHER  1     1,221,650
CA INC                        COM             12673P105   4,416     238,300 SH            SOLE              238,300
CA INC                        COM             12673P105  15,870     856,470 SH        SHARED-OTHER  1       856,470
COSTCO WHSL CORP NEW          COM             22160K105   1,313      25,000 SH            SOLE               25,000
DOLBY LABORATORIES INC        COM             25659T107   3,497     106,750 SH            SOLE              106,750
DOLBY LABORATORIES INC        COM             25659T107  11,623     354,800 SH        SHARED-OTHER  1       354,800
ELECTRONIC ARTS INC           COM             285512109   6,216     387,540 SH            SOLE              387,540
ELECTRONIC ARTS INC           COM             285512109  15,328     955,605 SH        SHARED-OTHER  1       955,605
ISHARES TR                    HIGH YLD CORP   464288513   1,690      22,240 SH            SOLE               22,240
ISHARES TR                    HIGH YLD CORP   464288513   5,911      77,760 SH        SHARED-OTHER  1        77,760
ISHARES TR                    FTSE XNHUA IDX  464287184  10,313     354,510 SH            SOLE              354,510
ISHARES TR                    FTSE XNHUA IDX  464287184  24,320     836,020 SH        SHARED-OTHER  1       836,020
FIRST SOLAR INC               COM             336433107   8,429      61,100 SH            SOLE               61,100
FIRST SOLAR INC               COM             336433107  27,469     199,110 SH        SHARED-OTHER  1       199,110
GOOGLE INC                    CLA             38259P508  14,887      48,390 SH            SOLE               48,390
GOOGLE INC                    CLA             38259P508  43,889     142,660 SH        SHARED-OTHER  1       142,660
INFORMATICA CORP              COM             45666Q102   5,057     368,350 SH            SOLE              368,350
INFORMATICA CORP              COM             45666Q102  13,730     999,990 SH        SHARED-OTHER          999,990
JPMORGAN & CHASE & CO         COM             46625H100  10,327     327,530 SH            SOLE              327,530
JPMORGAN & CHASE & CO         COM             46625H100  25,065     794,960 SH        SHARED-OTHER  1       794,960
LAWSON SOFTWARE INC NEW       COM             52078P102   1,630     343,870 SH            SOLE              343,870
LAWSON SOFTWARE INC NEW       COM             52078P102   4,725     996,940 SH        SHARED-OTHER  1       996,940
MONOLITHIC PWR SYS INC        COM             609839105   4,852     384,760 SH            SOLE              384,760
MONOLITHIC PWR SYS INC        COM             609839105  12,258     972,100 SH        SHARED-OTHER  1       972,100
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105   8,359   1,253,180 SH           SOLE             1,253,180
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105  21,148   3,170,620 SH        SHARED-OTHER        3,170,620
MICRON TECHNOLOGY INC         COM             595112103     997     377,760 SH            SOLE              377,760
MICRON TECHNOLOGY INC         COM             595112103   2,807   1,063,410 SH        SHARED-OTHER  1     1,063,410
MORGAN STANLEY CHINA A SH FD  COM             617468103   2,556     125,000 SH            SOLE              125,000
NETFLIX INC                   COM             64110L106   2,690      90,000 SH            SOLE               90,000
NETEASE COM INC               SPONSORED ADR   64110W102  13,031     589,620 SH            SOLE              589,620
NETEASE COM INC               SPONSORED ADR   64110W102  33,373   1,510,071 SH        SHARED-OTHER        1,510,071
OSI PHARMACEUTICALS INC       COM             671040103   2,789      71,430 SH            SOLE               71,430
OSI PHARMACEUTICALS INC       COM             671040103   7,516     192,460 SH        SHARED-OTHER  1       192,460
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   5,651     190,000 SH  PUT       SOLE              190,000
PRICELINE COM INC             COM NEW         741503403  17,921     243,320 SH            SOLE              243,320
PRICELINE COM INC             COM NEW         741503403  48,901     663,965 SH        SHARED-OTHER  1       663,965
QUALCOMM INC                  COM             747525103  19,870     554,550 SH            SOLE              554,550
QUALCOMM INC                  COM             747525103  58,601   1,635,525 SH        SHARED-OTHER  1     1,635,525
QUANTA SVCS INC               COM             74762E102   5,569     281,270 SH            SOLE              281,270
QUANTA SVCS INC               COM             74762E102  15,258     770,600 SH        SHARED-OTHER  1       770,600
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108     435     190,065 SH            SOLE              190,065
SINA CORP                     ORD             G81477104   2,447     105,690 SH            SOLE              105,690
SINA CORP                     ORD             G81477104   6,938     299,170 SH        SHARED-OTHER          299,710
SPDR TR                       UNIT SER 1      78462F103   5,396      59,800 SH            SOLE               59,800
SPDR TR                       UNIT SER 1      78462F103  12,652     140,200 SH        SHARED-OTHER  1       140,200
SANDISK CORP                  COM             80004C101   9,105     948,440 SH            SOLE              948,440
SANDISK CORP                  COM             80004C101  22,557   2,349,720 SH        SHARED-OTHER  1     2,349,720
SPDR GOLD TRUST               GOLD SHS        78463V107     493       5,700 SH            SOLE                5,700
SUNTECH PWR HLDGS CO LTD      ADR             86800C104     842      72,000 SH  PUT       SOLE               72,000
SUNTECH PWR HLDGS CO LTD      ADR             86800C104   2,071     177,000 SH  PUT   SHARED-OTHER  1       177,000
TALEO CORP                    CLA             87424N104   1,617     206,540 SH            SOLE              206,540
TALEO CORP                    CLA             87424N104   4,601     587,625 SH        SHARED-OTHER  1       587,625
TEXAS INDS INC                COM             882491103   2,053      59,510 SH            SOLE               59,510
TEXAS INDS INC                COM             882491103   8,058     233,560 SH        SHARED-OTHER  1       233,560
WAL MART STORES INC           COM             931142103   9,953     177,540 SH            SOLE              177,540
WAL MART STORES INC           COM             931142103  24,292     433,327 SH        SHARED-OTHER  1       433,327
XILINX INC                    COM             983919101   4,814     270,140 SH            SOLE              270,140
XILINX INC                    COM             983919101  16,738     939,260 SH        SHARED-OTHER  1       939,260
ZORAN CORP                    COM             98975F101     854     125,000 SH            SOLE              125,000
ZALE CORP NEW                 COM             988858106      67      20,000 SH  PUT       SOLE               20,000

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